UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2012

Check here if Amendment  [_] Amendment Number:
This Amendment (Check only one.):                 [_] is a restatement.
                                                  [_] adds new holdings
                                                  entries.

Institutional Investment Manager Filing this Report:

     Name:       Camber Capital Management LLC
     Address:    101 Huntington Avenue
                 25th Floor
                 Boston, MA 02199

13F File Number: 028-13745

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name:       Stephen DuBois
     Title:      Managing Member
     Phone:      617-717-6600

     Signature, Place, and Date of Signing:
     /s/ Stephen DuBois                 Boston, MA               11/14/2012
     [Signature]                        [City, State]            [Date]

Report Type (Check only one.):

     [X] 13F Holdings Report, (Check here if all holdings of this reporting manager are reported in this report.)
     [_] 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
     [_] 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number               Name

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total: 46

Form 13F Information Table Value Total: 839,308
                                            (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

     Form 13F File Number               Names

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
                                                     Form 13F Information Table

          Column 1               Column 2    Column 3  Column 4      Column 5       Column 6  Column 7           Column 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- -----------------------------
                                                        Value    Shares/  Sh/ Put/ Investment  Other         Voting Authority
       Name of Issuer         Title of Class   CUSIP   (x$1000)  Prn Amt  Prn Call Discretion Managers   Sole     Shared     None
----------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- --------- ---------
ACORDA THERAPEUTICS INC       COM            00484m106   24,022   938,000 SH          Sole               938,000
ALERE INC                     COM            01449j105   25,337 1,300,000 SH          Sole             1,300,000
ALNYLAM PHARMACEUTICALS INC   COM            02043q107   18,790 1,000,000 SH          Sole             1,000,000
AMERISOURCEBERGEN CORP        COM            03073e105   16,065   415,000 SH          Sole               415,000
ANGIODYNAMICS INC             COM            03475v101    7,969   653,200 SH          Sole               653,200
ANTHERA PHARMACEUTICALS INC   WARRANT        03674U102      221   400,000     CALL    Sole               400,000
ANTHERA PHARMACEUTICALS INC   COM            03674u102    3,081 3,100,000 SH          Sole             3,100,000
ARTHROCARE CORP               COM            043136100   20,574   635,000 SH          Sole               635,000
BOSTON SCIENTIFIC CORP        COM            101137107   43,050 7,500,000 SH          Sole             7,500,000
CARDIONET INC                 COM            14159l103    6,253 2,481,412 SH          Sole             2,481,412
CAREFUSION CORP               COM            14170t101   28,390 1,000,000 SH          Sole             1,000,000
CELGENE CORP                  RIGHTS         151020112    2,677   949,358 SH          Sole               949,358
CERNER CORP                   COM            156782104    7,739   100,000     CALL    Sole               100,000
CONCEPTUS INC                 COM            206016107   12,186   600,000 SH          Sole               600,000
CONMED CORP                   COM            207410101    4,851   170,200 SH          Sole               170,200
CROSS CTRY HEALTHCARE INC     COM            227483104    6,621 1,399,792 SH          Sole             1,399,792
DENDREON CORP                 COM            24823q107   13,765 2,850,000 SH          Sole             2,850,000
DERMA SCIENCES INC            COM            249827502   10,899 1,050,000 SH          Sole             1,050,000
DURECT CORP                   COM            266605104    2,808 1,950,000 SH          Sole             1,950,000
FOREST LABORATORIES INC       COM            345838106   26,707   750,000 SH          Sole               750,000
GENMARK DIAGNOSTICS INC       COM            372309104    8,749   950,000 SH          Sole               950,000
GILEAD SCIENCES               COM            375558103   13,266   200,000 SH          Sole               200,000
HCA HOLDINGS INC              COM            40412c101   33,250 1,000,000 SH          Sole             1,000,000
HCA HOLDINGS INC              COM            40412c101   33,250 1,000,000     PUT     Sole             1,000,000
SELECT SECTOR SPDR TR         SBI HEALTHCARE 81369Y209   40,120 1,000,000     CALL    Sole             1,000,000
HEALTH MGMT ASSOC INC NEW     CL A           421933102   12,585 1,500,000 SH          Sole             1,500,000
HOLOGIC INC                   COM            436440101   20,240 1,000,000 SH          Sole             1,000,000
KINDRED HEALTHCARE INC        COM            494580103   19,687 1,730,000 SH          Sole             1,730,000
LILLY ELI & CO                COM            532457108   15,645   330,000     CALL                       330,000
MASIMO CORP                   COM            574795100   21,283   880,200 SH          Sole               880,200
MEDICINES CO                  COM            584688105    5,162   200,000 SH          Sole               200,000
MEDICIS PHARMACEUTICAL CORP   COM            584690309   17,308   400,000     CALL    Sole               400,000
MOMENTA PHARMACEUTICALS CORP  COM            60877t100    8,742   600,000 SH          Sole               600,000
MYLAN INC                     COM            628530107   42,700 1,750,000 SH          Sole             1,750,000
NATUS MEDICAL INC DEL         COM            639050103   21,565 1,650,000 SH          Sole             1,650,000
RITE AID CORP                 COM            767754104    2,925 2,500,000 SH          Sole             2,500,000
SAGENT PHARMACEUTICALS INC    COM            786692103    6,380   400,000 SH          Sole               400,000
STRYKER CORP                  COM            863667101   20,872   375,000 SH          Sole               375,000
TEVA PHARMACEUTICAL IND LTD   ADR            881624209   50,934 1,230,000 SH          Sole             1,230,000
UNITEDHEALTH GROUP INC        COM            91324P102   11,082   200,000     CALL    Sole               200,000
UNIVERSAL HEALTH SVCS INC     CL B           913903100   50,266 1,099,200 SH          Sole             1,099,200
VANGUARD HEALTH SYS INC       COM            922036207   38,575 3,118,468 SH          Sole             3,118,468
VIROPHARMA INC                RIGHTS         928241108        -   968,341 SH          Sole               968,341
WELLPOINT INC                 COM            94973V107   11,602   200,000     CALL    Sole               200,000
WELLPOINT INC                 COM            94973V107   29,005   500,000     CALL    Sole               500,000
WRIGHT MED GROUP INC          COM            98235t107   22,110 1,000,000 SH          Sole             1,000,000

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